TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of loss before income taxes

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Non – PRC	45,211	20,824	(36,488)	(4,999)
PRC	(885,107)	(576,418)	(633,092)	(86,732)
	(839,896)	(555,594)	(669,580)	(91,731)

Schedule of current and deferred components of the income tax expense (benefit)

	For the Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current tax benefit	(8,765)	(7,014)	(2,269)	(311)
Deferred tax benefit	(62,141)	(17,559)	(15,236)	(2,087)
	(70,906)	(24,573)	(17,505)	(2,398)

Schedule of reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT

	For the Years Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Loss before income taxes	(839,896)	(555,594)	(669,580)	(91,731)
Income tax computed at the tax rate of 25%	(209,974)	(138,899)	(167,396)	(22,931)
Effect of different tax rates in different jurisdictions	(20,584)	(5,178)	12,338	1,690
Non-deductible expenses	21,543	18,287	14,108	1,932
Non-taxable income	(55,705)	(6,447)	(1,027)	(141)
Statutory income (expense)	25,419	51,631	(14,740)	(2,019)
Interest and penalty	(7,254)	(6,121)	(2,473)	(339)
Deferred tax expense	7,056	3,357	11,929	1,634
Changes of valuation allowance	168,102	58,030	128,716	17,634
Withholding tax	491	767	1,040	142
	(70,906)	(24,573)	(17,505)	(2,398)

Schedule of components of deferred taxes

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	425,390	540,787	74,088
Foreign exchange loss	2,755	2,140	293
Depreciation and amortization	17,647	16,212	2,221
Property, plant and equipment impairment	2,340	1,914	262
Deposits for non-current assets	17,725	17,725	2,428
Allowance for doubtful accounts	29,299	51,153	7,008
Lease liabilities	59,875	45,536	6,238
Other long-term assets	94,791	94,563	12,955
Equity investment	7,005	7,105	973
Others	11,770	10,506	1,439
Total deferred tax assets	668,597	787,641	107,905
less: Valuation allowance**	(623,044)	(751,370)	(102,937)
Net deferred tax assets	45,553	36,271	4,968

Deferred tax liabilities
Equity investment	(1,091)	(999)	(137)
Property, plant and equipment	(2,368)	(16,110)	(2,207)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(428)
Intangible assets	(71,825)	(65,998)	(9,041)
Right-of-use assets	(45,626)	(32,497)	(4,452)
Capitalized interest	(18,993)	—	—
Others	(2,062)	(411)	(56)

Total deferred tax liabilities	(145,091)	(119,141)	(16,321)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(99,538)	(82,870)	(11,353)

*     As of December 31, 2024, the Group had net operating losses from several of its PRC and oversea entities of RMB2,164,982 (US$296,601), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2025 to 2029. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong and US.

**   The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2023	2024	2024
	RMB	RMB	US$
Balance at the beginning of year	(565,022)	(623,044)	(85,357)
Change of valuation allowance in the current year	(58,022)	(128,326)	(17,580)
Balance at the end of year	(623,044)	(751,370)	(102,937)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest

	For the Years Ended December 31,
	2023	2024	2024
	RMB	RMB	US$
Balance at the beginning of year	67,172	63,899	8,754
Changes based on tax positions related to the current year	—	—	—
Additions related to prior year tax position	12,084	5,469	749
Decreases related to prior year tax position	(14,104)	(610)	(84)
Decrease related to disposal of CMSI	(7,861)	(1,011)	(139)
Decreases relating to expiration of applicable statute of limitation	(1,997)	(680)	(93)
Foreign currency translation	8,605	732	100
Balance at the end of year	63,899	67,799	9,287